John Hancock

 197 Clarendon Street

 Boston, Massachusetts 02116

 (617) 572-0070

 E-mail:

 mramirez@jhancock.com

 Michael A. Ramirez

 Assistant Vice President &

 Senior Counsel

VIA EDGAR

June 27, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Survivorship Variable Universal Life 2020)	# 333-236446
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship Variable Universal Life 2020)	# 333-236447

Dear Commissioners:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective June 28, 2024, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel